Capitalized software, net - Schedule of Capitalized Software, Net (Details) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Capitalized Software, Net [Line Items]
Beginning balance		$ 699,753	$ 23,443	$ 16,005
Additions			676,310	7,438
Legal entity separation-related adjustments	[1]	(699,753)
Ending balance		0	699,753	23,443
Cost [member]
Schedule Of Capitalized Software, Net [Line Items]
Beginning balance		827,434	43,193	26,699
Additions			784,241	16,494
Legal entity separation-related adjustments	[1]	(827,434)
Ending balance		0	827,434	43,193
Amortization [Member]
Schedule Of Capitalized Software, Net [Line Items]
Beginning balance	[2]	(127,681)	(19,750)	(10,694)
Additions	[2]		(107,931)	(9,056)
Legal entity separation-related adjustments	[1],[2]	127,681
Ending balance	[2]	$ 0	$ (127,681)	$ (19,750)

[1]	As a result of the change in the
carve-out
methodology from management approach to legal entity approach, the capitalized software balance presented on December 31, 2021, is no longer presented in this audited combined consolidated financial statement. The costs associated with software licenses used by the UAM Business will be charged by ERJ to Eve as part of the MSA and SSA. Refer to Note 2 for further information on the change in the carve-out
methodology.
[2]	The amortization effect is recorded in “General and administrative” in the audited combined consolidated statements of income.